UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, DC 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended:  March 31, 2013

              Check here if Amendment []; Amendment Number: _____

                       This Amendment (check only one.):

                           [  ]  is a restatement

                        [  ]  adds new holdings entries.

              Institutional Investment Manager Filing this Report:

              Name:   3G Capital Partners Ltd.
                      --------------------------------------

              Address:  c/o 3G Capital Inc.
                        600 Third Avenue, 37th Floor
                        -------------------------------
                        New York, NY  10016
                        ------------------------

FORM 13F FILE NUMBER: 28-  12896
                           -----

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,
             that all information contained herein is true, correct
           and complete, and that it is understood that all required
              items, statements, schedules, lists, and tables, are
                    considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Bernardo Piquet
           ----------------
Title:     Director
           ---------
Phone:     (212) 893-6727
           --------------

Signature, Place, and Date of Signing:

/s/ Bernardo Piquet                 New York, NY                  May 15, 2013
----------------------             --------------                --------------



REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY



Number of Other Included Managers:             0
                                              --


Form 13F Information Table Entry Total:       32
---------------------------------------       --


Form 13F Information Table Value Total:       $1,065,227 (thousands)
---------------------------------------       ----------


List of Other Included Managers:     None
--------------------------------     ----

                            3G Capital Partners Ltd.
                           Form 13F Information Table
                                 March 31, 2013



                            Title of               Value     Shares/    SH/  PUT/  INVSTMT  OTHER              VOTING AUTH
Name of Issuer                Class      Cusip    (x1000)    PRN AMT    PRN  CALL  DSCRETN  MNGRS     SOLE        SHRD      NONE
APPLE INC                     CALL      37833900     $53,119      120,000     CALL  SOLE                 120,000
ANADARKO PETE CORP            COM       32511107     $31,010      354,599  SH       SOLE                 354,599
APPLE INC                     COM       37833100     $72,610      164,032  SH       SOLE                 164,032
CBS CORP NEW                  CL B      124857202    $53,297    1,141,505  SH       SOLE               1,141,505
CLOUD PEAK ENERGY INC         COM       18911Q102     $5,634      300,000  SH       SOLE                 300,000
CROWN HOLDINGS INC            COM       228368106     $6,242      150,000  SH       SOLE                 150,000
DELPHI AUTOMOTIVE PLC         SHS       G27823106    $53,318    1,200,845  SH       SOLE               1,200,845
DOLLAR GEN CORP NEW           COM       256677105    $90,880    1,796,757  SH       SOLE               1,796,757
ENCANA CORP                   COM       292505104     $4,379      225,000  SH       SOLE                 225,000
FRANCO NEVADA CORP            COM       351858105    $23,724      520,384  SH       SOLE                 520,384
GNC HLDGS INC                 COM
                              CL A      36191G107    $41,711    1,061,898  SH       SOLE               1,061,898
INTERCONTINENTALEXCHANGE
   INC                        COM       45865V100    $30,189      185,132  SH       SOLE                 185,132
ITAU UNIBANCO HLDG SA       SPON ADR
                            REP PFD     465562106     $4,450      250,000  SH       SOLE                 250,000
JPMORGAN CHASE & CO           CALL      46625H900    $94,920    2,000,000     CALL  SOLE               2,000,000
JPMORGAN CHASE & CO           COM       46625H100       $357        7,524  SH       SOLE                   7,524
LIBERTY MEDIA CORP
   DELAWARE                   CL A      531229102    $42,321      379,121  SH       SOLE                 379,121
LYONDELLBASELL
   INDUSTRIES N             SHS - A -   N53745100    $12,658      200,000  SH       SOLE                 200,000
NEW GOLD INC CDA              COM       644535106     $3,640      400,000  SH       SOLE                 400,000
NEWS CORP                     CL A      65248E104    $44,900    1,471,642  SH       SOLE               1,471,642
NIELSEN HOLDINGS N V          COM       N63218106    $16,218      452,769  SH       SOLE                 452,769




ANNALY CAP MGMT INC           PUT       035710959     $7,945      500,000     PUT   SOLE                 500,000
PEMBINA PIPELINE CORP         COM       706327103     $9,477      300,000  SH       SOLE                 300,000
PRICELINE COM INC           COM NEW     741503403    $64,068       93,100  SH       SOLE                  93,100
PRIMERO MNG CORP              COM       74164W106     $2,581      386,800  SH       SOLE                 386,800
QEP RES INC                   COM       74733V100    $31,762      997,542  SH       SOLE                 997,542
RELIANCE STEEL &
   ALUMINUM CO                COM       759509102     $7,117      100,000  SH       SOLE                 100,000
SPDR GOLD TRUST             GOLD SHS    78463V107    $12,358       80,000  SH       SOLE                  80,000
SPDR S&P 500 ETF TR           PUT       78462F953   $199,754    1,275,000     PUT   SOLE               1,275,000
STEEL DYNAMICS INC            COM       858119100     $4,763      300,000  SH       SOLE                 300,000
SUNCOR ENERGY INC NEW         COM       867224107    $10,504      350,000  SH       SOLE                 350,000
TRANSCANADA CORP              CALL      89353D907    $24,250      500,000     CALL  SOLE                 500,000
ULTA SALON COSMETCS &
   FRAG I                     COM       90384S303     $5,071       62,383  SH       SOLE                  62,383




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